Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2022		Dec. 31, 2021
Assets
Cash and due from banks		$ 53,542		$ 28,905
Held-to-maturity (fair value $77,874 and $41,812, respectively)		88,740	[1],[2]	41,858
Available-for-sale ($858 and $557 pledged as collateral, respectively)	[3]	72,910	[2]	132,963
Loans held for sale (including $1,849 and $6,623 of mortgage loans carried at fair value, respectively)		2,200		7,775
Loans
Total loans		388,213		312,028
Less allowance for loan losses		(6,936)		(5,724)
Net loans		381,277		306,304
Premises and equipment		3,858		3,305
Goodwill		12,373		10,262
Other intangible assets		7,155		3,738
Other assets (including $702 and $1,193 of trading securities at fair value pledged as collateral, respectively)	[3]	52,750		38,174
Total assets		674,805		573,284
Deposits
Noninterest-bearing		137,743		134,901
Interest-bearing		387,233		321,182
Total deposits		524,976		456,083
Short-term borrowings		31,216		11,796
Long-term debt		39,829		32,125
Other liabilities		27,552		17,893
Total liabilities		623,573		517,897
Shareholders' equity
Preferred stock	[4]	6,808		6,371
Common stock, par value $0.01 a share — authorized: 4,000,000,000 shares; issued: 2022 and 2021—2,125,725,742 shares		21		21
Capital surplus		8,712		8,539
Retained earnings		71,901		69,201
Less cost of common stock in treasury: 2022 — 594,747,484 shares; 2021 — 642,223,571 shares		(25,269)		(27,271)
Accumulated other comprehensive income (loss)		(11,407)		(1,943)
Total U.S. Bancorp shareholders' equity		50,766		54,918
Noncontrolling interests		466		469
Total equity		51,232		55,387
Total liabilities and equity		674,805		573,284
Commercial
Loans
Total loans		135,690		112,023
Commercial real estate
Loans
Total loans		55,487		39,053
Residential mortgages
Loans
Total loans		115,845		76,493
Credit card
Loans
Total loans		26,295		22,500
Other retail
Loans
Total loans		$ 54,896		$ 61,959

[1]	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities that take into account anticipated future prepayments.
[2]	The weighted-average maturity of total held-to-maturity investment securities was 7.4 years at December 31, 2021, with a corresponding weighted-average yield of 1.45 percent. The weighted-average maturity of total available-for-sale investment securities was 5.5 years at December 31, 2021, with a corresponding weighted-average yield of 1.73 percent.
[3]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.
[4]	The par value of all shares issued and outstanding at December 31, 2022 and 2021, was $1.00 per share.